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Value Advantage Portfolio
Value Advantage Portfolio

SUPPLEMENT DATED DECEMBER 15, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Value Advantage Portfolio – The following changes will be effective January 1, 2024: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Advantage Portfolio		Class I	Class P
Management Fee		0.66%	0.66%
Service Fee		0.20%	none
Other Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		0.89%	0.69%
Less Fee Waiver	[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver		0.87%	0.67%
[1]	The investment adviser has agreed to waive 0.02% of its management fee through April 30, 2025.
Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

In the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Value Advantage Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	89	282	491	1,094
Class P	68	219	382	857

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period